Summary of Impact on Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Liabilities and stockholders' equity
Other liabilities	$ 5,028	$ 5,239		$ 6,301
Deferred tax liability	1,132	1,507		811
Total liabilities	94,566	95,531		96,055
Stockholders' equity:
Retained earnings	1,966	1,863		1,538
Total Genworth's stockholders' equity	16,222	16,493		15,022
As originally reported
Liabilities and stockholders' equity
Other liabilities		5,171	[1]
Deferred tax liability		1,531	[1]
Total liabilities		95,487	[1]
Stockholders' equity:
Retained earnings		1,907	[1]
Total Genworth's stockholders' equity		16,537	[1]
Effect Of Change
Liabilities and stockholders' equity
Other liabilities		68
Deferred tax liability		(24)
Total liabilities		44
Stockholders' equity:
Retained earnings		(44)
Total Genworth's stockholders' equity		$ (44)

[1]	Previously reported has been adjusted for our wealth management business that is now reported as discontinued operations. See note 10 for additional information on discontinued operations.